SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                Washington, DC 1

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                  October 21, 2013


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:     AllianceBernstein Global Bond Fund, Inc.
                 (File Nos. 33-45328 and 811-06554)
                 AllianceBernstein High Income Fund, Inc.
                 (File Nos. 33-72460 and 811-08188)
                 ----------------------------------------


Dear Sir or Madam:

              On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to each Fund's registration statement that were filed electronically with the Securities and Exchange Commission on October 15, 2013.

              Please call me at the above-referenced number if you have any questions regarding the attached.

                                                  Sincerely,


                                                  /s/Joanne Skerrett
                                                  ------------------
                                                     Joanne Skerrett